Leases (Tables)	6 Months Ended
Jun. 30, 2019
LEASES [Abstract]
Recognition of lease expenses

	Drybulk Vessel Operations June 30, 2019	Drybulk Vessel Operations January 1, 2019	Logistics Business June 30, 2019	Logistics Business January 1, 2019	Total June 30, 2019	Total January 1, 2019
Operating lease assets
Charter-in contracts (1)	$314,148	$342,353	$—	$—	$314,148	$342,353
Land lease agreements	—	—	7,542	7,427	7,542	7,427
Office lease agreements	12,644	12,453	1,513	1,619	14,157	14,072
Total	$326,792	$354,806	$9,055	$9,046	$335,847	$363,852
Operating lease liabilities, current portion (2)
Charter-in contracts	$91,268	$89,236	$—	$—	$91,268	$89,236
Land lease agreements	—	—	(227)	535	(227)	535
Office lease agreements	780	1,230	667	584	1,447	1,814
Total	$92,048	$90,466	$440	$1,119	$92,488	$91,585
Operating lease liabilities, net of current portion (2)
Charter-in contracts	$235,360	$267,301	$—	$—	$235,360	$267,301
Land lease agreements	—	—	7,769	6,892	7,769	6,892
Office lease agreements	12,094	11,223	850	1,035	12,944	12,258
Total	$247,454	$278,524	$8,619	$7,927	$256,073	$286,451

(1)

On January 1, 2019, operating lease assets were adjusted for $14,184 representing the balance of the carrying amount of the liabilities regarding straight line and the provision for losses on the time charters and voyages in progress recognized in the consolidated balance sheet as of December 31, 2018.

(2)	Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

Company’s lease expense
	Drybulk Vessel Operations Three Month Period Ended June 30, 2019	Logistics Business Three Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$29,182	$—	$29,182
Lease expense for land lease agreements	—	135	135
Lease expense for office lease agreements	660	166	826
Total	$29,842	$301	$30,143

	Drybulk Vessel Operations Three Month Period Ended June 30, 2018	Logistics Business Three Month Period Ended June 30, 2018	Total
Lease expense for charter-in contracts	$32,884	$—	$32,884
Lease expense for land lease agreements	—	78	78
Lease expense for office lease agreements	563	177	740
Total	$33,447	$255	$33,702

	Drybulk Vessel Operations Six Month Period Ended June 30, 2019	Logistics Business Six Month Period Ended June 30, 2019	Total
Lease expense for charter-in contracts	$60,398	$—	$60,398
Lease expense for land lease agreements	—	271	271
Lease expense for office lease agreements	1,464	340	1,804
Total	$61,862	$611	$62,473

	Drybulk Vessel Operations Six Month Period Ended June 30, 2018	Logistics Business Six Month Period Ended June 30, 2018	Total
Lease expense for charter-in contracts	$63,134	$—	$63,134
Lease expense for land lease agreements	—	153	153
Lease expense for office lease agreements	1,094	351	1,445
Total	$64,228	$504	$64,732

Total amount of lease payments on an undiscounted basis
	Charter-in vessels in operation	Land Leases	Office space
June 30, 2020	$116,073	$556	$2,679
June 30, 2021	97,387	556	2,385
June 30, 2022	64,882	556	2,186
June 30, 2023	47,892	556	2,337
June 30, 2024	36,116	556	1,988
June 30, 2025 and thereafter	27,435	23,280	8,880
Total	$389,785	$26,060	$20,455
Operating lease liabilities, including current portion	$326,628	$7,542	$14,391
Discount based on incremental borrowing rate	$63,157	$18,518	$6,064

Chartered-out vessels, barges and pushboats
	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2019	$114,668	$5,165	$2,652
2020	100,829	14,261	1,961
2021	72,826	15,391	1,590
2022	47,695	15,119	1,750
2023	38,986	14,298	1,655
2024 and thereafter	42,685	58,389	7,346
Total	$417,689	$122,623	$16,954